THE ADVISORS' INNER CIRCLE FUND

                             TS&W EQUITY PORTFOLIO
                                  (THE "FUND")

                      SUPPLEMENT DATED SEPTEMBER 22, 2015
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2015
                               (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


Effective September 14, 2015, Brett P. Hawkins, S. Preston Dillard and G. Gary Garland became Portfolio Managers of the Fund and Elizabeth Cabell Jennings and Paul A. Ferwerda ceased serving as Portfolio Managers of the Fund. Accordingly, the Prospectus is supplemented as follows:

     1. The references to Elizabeth Cabell Jennings and Paul A. Ferwerda are deleted from the subsection entitled "Portfolio Managers" on page 5 of the Prospectus, and are replaced with the following:

Brett P. Hawkins, CFA, Chief Investment Officer, has managed the Fund since
2015.

S. Preston Dillard, CAIA, Portfolio Manager, has managed the Fund since 2015.

G. Gary Garland, CFA, Portfolio Manager, has managed the Fund since 2015.

     2. The second and third paragraph under the subsection entitled "Portfolio Managers" on page 26 of the Prospectus is deleted and replaced with the following:

Brett P. Hawkins, CFA, Chief Investment Officer and Chairman of the Investment Policy Committee, is jointly and primarily responsible for managing the Fund. Mr. Hawkins also is the Portfolio Manager for TS&W's Mid Cap Value strategy, a Co-Portfolio Manager for TS&W's SMID Cap Value strategy and a member of TS&W's Small Cap team. He joined TS&W in 2001 and has over 22 years of investment experience. Prior to joining TS&W, Mr. Hawkins was an Assistant Vice President of Equity Research with First Union Securities and previously worked at Arthur Andersen LLP as an Audit and Business Advisory Senior Associate. Mr. Hawkins graduated from the University of Richmond and received his MBA from the University of Virginia, Darden School.

S. Preston Dillard, CAIA, Portfolio Manager, is jointly and primarily responsible for managing the Fund. Mr. Dillard advises clients at TS&W on customized investment solutions. Mr. Dillard also is responsible for the business development of alternative strategies to qualified clients at TS&W and assists in the regional development and implementation of TS&W's investment policy guidelines. He joined TS&W in 2005 and has over 15 years of investment experience. Prior to joining TS&W, Mr. Dillard was a Portfolio Manager at Bank of America Private Bank, was employed by a local broker as an investment advisor and worked for Interior Solutions as a Vice President of Operations. Mr. Dillard is a graduate of the University of Virginia.

G. Gray Garland, CFA, Portfolio Manager, is jointly and primarily responsible for managing the Fund. Mr. Garland also advises clients at TS&W on customized investment solutions. He joined TS&W in 2008 and has over 31 years of investment experience. Prior to joining TS&W, Mr. Garland was a Portfolio Manager at SunTrust Bank and Bank of America, and he was an Associate Director at Alex Sheshunoff & Company Investment Banking. Mr. Garland is a graduate of the University of Virginia.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                        THE ADVISORS' INNER CIRCLE FUND

                             TS&W EQUITY PORTFOLIO
                                  (THE "FUND")

                      SUPPLEMENT DATED SEPTEMBER 22, 2015
                                     TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2015
                                  (THE "SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
            THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

Effective September 14, 2015, Brett P. Hawkins, S. Preston Dillard and G. Gary Garland became Portfolio Managers of the Fund and Elizabeth Cabell Jennings and Paul A. Ferwerda ceased serving as Portfolio Managers of the Fund. Accordingly, the SAI is supplemented as follows:

1. The table following the first full paragraph on page S-34 is deleted and replaced with the following:

--------------------------------------------------------------------------------
NAME                                        DOLLAR RANGE OF FUND SHARES(1)
--------------------------------------------------------------------------------
Brett P. Hawkins                                    $1 - $10,000
--------------------------------------------------------------------------------
S. Preston Dillard                                  $1 - $10,000
--------------------------------------------------------------------------------
G. Gary Garland                                     $1 - $10,000
--------------------------------------------------------------------------------

(1)  Valuation date is June 30, 2015.

2. The last sentence of the second full paragraph and the chart following such paragraph on page S-34 are deleted and replaced with the following:

OTHER ACCOUNTS. The information below is provided as of June 30, 2015.

---------------------------------------------------------------------------------------------------
                            REGISTERED             OTHER POOLED
                     INVESTMENT COMPANIES        INVESTMENT VEHICLES           OTHER ACCOUNTS
                  ---------------------------------------------------------------------------------
                   NUMBER OF   TOTAL ASSETS    NUMBER OF   TOTAL ASSETS    NUMBER OF  TOTAL ASSETS
       NAME         ACCOUNTS   ($ MILLIONS)    ACCOUNTS    ($ MILLIONS)    ACCOUNTS   ($ MILLIONS)
---------------------------------------------------------------------------------------------------
Brett P. Hawkins       3          $1,245           1           $44.4          44         $2,078
---------------------------------------------------------------------------------------------------
S. Preston Dillard     0              $0           0              $0         262         $1,018.1
---------------------------------------------------------------------------------------------------
G. Gary Garland        0              $0           0              $0         262         $1,018.1
---------------------------------------------------------------------------------------------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.